Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases

Note 16 - Leases

The Company is a party to two lease agreements for its facilities in Israel until October 2024. The Company has the option to extend the agreements for additional periods until October 2027. In addition, the company also leases vehicles for its employees.

The Company’s operating lease expenses are recognized on a straight-line basis. The Company’s lease expense was as follows:

Year ended December 31,
2022
Lease expense	$126,169

Cash flow and other information related to operating leases as follows:

December 31,
2022
Cash paid for amounts included in the measurement of lease liabilities	$114,749
Right-of-use assets obtained in exchange for new operating lease liabilities	205,593
Weighted-average remaining lease term — operating leases (years)	4.7
Weighted-average discount rate — operating leases	5.08%

The following table sets forth a maturity analysis of the Company’s operating lease liabilities under ASC 842:

December 31, 2022
2023	$147,338
2024	$134,701
2025	$132,174
2026	$132,174
2027	$110,145
Total undiscounted cash flows	$656,532
Less: imputed interest	$70,290
Present value of operating lease liabilities	$586,242

The following table sets forth a maturity analysis of the Company’s operating lease contingencies under ASC 840:

December 31, 2021
2022	$114,085
2023	$114,085
2024	$99,786
2025	$96,926
2026	$96,926
2027	$80,772